Accrued and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Accrued Liabilities, Current [Abstract]
Accrued and Other Current Liabilities
Accrued and other current liabilities at December 31, 2020 and 2019 consist of the following:

(in thousands)	Note	2020	2019
Payroll and related accruals		$99,085	$66,866
Other liabilities		67,244	54,241
Deferred revenue	(4)	57,066	48,525
Accrued expenses		51,026	38,963
Accrued contingent consideration and milestone payments	(15)	23,593	142,604
Operating lease liabilities	(12)	23,450	18,739
Restructuring	(6)	11,599	62,227
Accrued royalties	(20)	7,427	5,481
Accrued interest on long-term debt	(16)	4,575	5,257
Cash collateral	(14)	600	1,400
Total accrued and other current liabilities		$345,665	$444,303